Goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) reporting_unit	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Number of reporting units | reporting_unit	1
Goodwill impairment	$ 0	$ 0
6 River Systems, Inc.
Goodwill [Line Items]
Goodwill acquired	$ 264,527,000	$ 0